Commitments and Contingencies - Additional Information (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Commitments And Contingencies Disclosure [Abstract]
Contractual expense	¥ 5,924
Contracts commitment, 2022	4,729
Contracts commitment, 2023	¥ 127